UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-23469

Capital Group U.S. Equity Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

Gregory F. Niland

Capital Group U.S. Equity Fund

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Capital Group U.S. Equity FundSM Semi-annual report for the six months ended April 30, 2020

A U.S.-focused approach to seeking prudent growth and preserving wealth

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from the funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the fund’s website (capitalgrouppcsfunds.com); you will be notified by mail and provided with a website link to access the report each time a report is posted.

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform the funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive reports in paper will apply to all funds held with the fund’s transfer agent or through your financial intermediary.

Capital Group U.S. Equity Fund seeks to provide prudent growth of capital and conservation of principal.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report are at net asset value. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current and month-end results, visit capitalgrouppcsfunds.com.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2020 (the most recent calendar quarter-end), and the total annual fund operating expense ratios as of the prospectus dated January 1, 2020:

	Cumulative total returns	Average annual total returns		Gross	Net
	1 year	5 years	Lifetime*	expense ratio	expense ratio

Capital Group U.S. Equity Fund	–1.08%	7.53%	9.19%	0.45%	0.43%

*Since April 1, 2011. The fund is newly organized for the purpose of effecting the reorganization of Capital Group U.S. Equity Fund (the “predecessor fund”) into a new Delaware statutory trust. The fund acquired the assets and assumed the liabilities of the predecessor fund on November 8, 2019, and the predecessor fund is the accounting and performance survivor of the reorganization. This means that the predecessor fund’s performance and financial history have been adopted by the fund and will be used going forward from the date of reorganization. Except where the context indicates otherwise, all references herein to the “fund” include the predecessor fund prior to November 8, 2019. In connection with the reorganization, former shareholders of the predecessor fund received shares of the fund. The performance of the fund includes the performance of the predecessor fund prior to the reorganization. The inception date shown in the table for the fund is that of the predecessor fund.

The investment adviser is currently reimbursing a portion of other expenses so that total expenses do not exceed the fund’s unified fee. This reimbursement will be in effect through at least January 1, 2021. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. Visit capitalgrouppcsfunds.com and capitalgroup.com for American Funds for more information.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Shown in the table below are Capital Group U.S. Equity Fund’s semi-annual results for the six months ended April 30, 2020. Also shown are the results of its primary benchmark and peer group.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgrouppcsfunds.com. You can also read our insights about the markets, industries and more at capitalgroup.com/pcs.

Contents

1	Results at a glance

2	Summary investment portfolio

6	Financial statements

14	Financial highlights

Results at a glance

(for periods ended April 30, 2020, with distributions reinvested)

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	Lifetime (since 4/1/11)

Capital Group U.S. Equity Fund[1]	0.79%	6.56%	9.68%	10.38%
Standard & Poor’s 500 Composite Index[2,4]	-3.16	0.86	9.12	11.29
Lipper Growth and Income Funds Average[3,4]	-6.48	-3.74	4.41	7.05

[1]	The fund is newly organized for the purpose of effecting the reorganization of Capital Group U.S. Equity Fund (the “predecessor fund”) into a new Delaware statutory trust. The fund acquired the assets and assumed the liabilities of the predecessor fund on November 8, 2019, and the predecessor fund is the accounting and performance survivor of the reorganization. This means that the predecessor fund’s performance and financial history have been adopted by the fund and will be used going forward from the date of reorganization. Except where the context indicates otherwise, all references herein to the “fund” include the predecessor fund prior to November 8, 2019. In connection with the reorganization, former shareholders of the predecessor fund received shares of the fund. The performance of the fund includes the performance of the predecessor fund prior to the reorganization. The inception date shown in the table for the fund is that of the predecessor fund.
[2]	S&P source: S&P Dow Jones Indices LLC.
[3]	Lipper source: Refinitiv Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, at capitalgrouppcsfunds.com.
[4]	The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. There have been periods when the fund has lagged the index.

Capital Group U.S. Equity Fund	1

Investment portfolio April 30, 2020	unaudited

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	84.69%
United Kingdom	2.20
Eurozone*	2.11
Denmark	1.31
Switzerland	1.19
Canada	.92
Short-term securities & other assets less liabilities	7.58

*	Countries using the euro as a common currency; those represented in the fund’s portfolio are France and the Netherlands.

Common stocks 92.42%	Shares	Value (000)
Information technology 18.80%
Microsoft Corp.	59,695	$10,698
Visa Inc., Class A	48,730	8,709
Jack Henry & Associates, Inc.	38,840	6,352
Apple Inc.	14,215	4,176
Broadcom Inc.	9,881	2,684
Global Payments Inc.	15,405	2,558
Intel Corp.	42,400	2,543
ASML Holding NV (New York registered)	8,440	2,434
Adobe Inc.[1]	5,070	1,793
GoDaddy Inc., Class A1	25,000	1,736
ServiceNow, Inc.[1]	3,500	1,230
Analog Devices, Inc.	5,905	647
Accenture PLC, Class A	3,330	617
Elastic NV, non-registered shares[1]	5,200	334
		46,511

Health care 16.57%
UnitedHealth Group Inc.	23,835	6,971
Seattle Genetics, Inc.[1]	36,310	4,983
Eli Lilly and Co.	20,800	3,216
Anthem, Inc.	10,795	3,030
Merck & Co., Inc.	32,485	2,577
Danaher Corp.	15,573	2,546
Abbott Laboratories	25,830	2,379
Gilead Sciences, Inc.	26,924	2,262
Edwards Lifesciences Corp.[1]	8,450	1,838
Humana Inc.	4,785	1,827
AstraZeneca PLC (ADR)	33,050	1,728
Neurocrine Biosciences, Inc.[1]	13,850	1,359
Vertex Pharmaceuticals Inc.[1]	5,250	1,319
Baxter International Inc.	13,000	1,154
Novo Nordisk A/S, Class B (ADR)	17,100	1,083
Cigna Corp.	4,565	894
GlaxoSmithKline PLC (ADR)	17,300	728

2	Capital Group U.S. Equity Fund

	Shares	Value (000)
Koninklijke Philips NV	11,800	$518
Ultragenyx Pharmaceutical Inc.[1]	5,100	308
Biohaven Pharmaceutical Holding Co. Ltd.[1]	6,200	292
		41,012

Financials 12.04%
Marsh & McLennan Cos., Inc.	59,290	5,771
Aon PLC, Class A	20,800	3,591
JPMorgan Chase & Co.	36,130	3,460
Chubb Ltd.	30,680	3,314
Intercontinental Exchange, Inc.	29,350	2,625
CME Group Inc., Class A	13,875	2,473
Moody’s Corp.	9,375	2,287
Bank of New York Mellon Corp.	38,240	1,435
MSCI Inc.	4,200	1,373
Truist Financial Corp.	24,100	899
State Street Corp.	12,387	781
First Republic Bank	7,000	730
Nasdaq, Inc.	5,550	609
Wells Fargo & Co.	15,005	436
		29,784

Consumer staples 9.83%
Costco Wholesale Corp.	13,250	4,015
Philip Morris International Inc.	41,655	3,107
Nestlé SA (ADR)	28,005	2,943
Procter & Gamble Co.	20,621	2,431
Carlsberg A/S, Class B (ADR)	86,325	2,165
Estée Lauder Companies Inc., Class A	10,480	1,849
Diageo PLC (ADR)	11,250	1,560
Mondelez International, Inc.	28,300	1,456
Hormel Foods Corp.	17,200	806
Reckitt Benckiser Group PLC (ADR)	46,260	791
Coca-Cola Co.	17,100	785
PepsiCo, Inc.	4,833	639
British American Tobacco PLC (ADR)	16,700	637
Danone (ADR)	44,389	612
Church & Dwight Co., Inc.	7,500	525
		24,321

Communication services 9.46%
Charter Communications, Inc., Class A1	8,526	4,222
Activision Blizzard, Inc.	60,740	3,871
Comcast Corp., Class A	92,140	3,467
Alphabet Inc., Class C1	2,377	3,206
Cable One, Inc.	1,615	3,089
Facebook, Inc., Class A1	13,200	2,702
Netflix, Inc.[1]	2,900	1,218
Verizon Communications Inc.	16,035	921
Electronic Arts Inc.[1]	6,200	709
		23,405

Industrials 8.96%
Waste Connections, Inc.	62,300	5,352
Northrop Grumman Corp.	15,840	5,238
CSX Corp.	40,950	2,712
TransDigm Group Inc.	3,385	1,229
Waste Management, Inc.	10,620	1,062
HEICO Corp.	8,600	753
HEICO Corp., Class A	3,000	217
Deere & Co.	6,500	943
BWX Technologies, Inc.	16,000	849
Airbus Group SE (ADR)[1]	50,200	791
Honeywell International Inc.	5,100	724
Union Pacific Corp.	3,700	591

Capital Group U.S. Equity Fund	3

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Norfolk Southern Corp.	3,435	$588
Equifax Inc.	3,750	521
Raytheon Technologies Corp.	5,300	343
Hexcel Corp.	7,500	259
		22,172

Real estate 5.38%
Crown Castle International Corp. REIT	32,900	5,245
Equinix, Inc. REIT	7,350	4,963
American Tower Corp. REIT	13,075	3,112
		13,320

Consumer discretionary 5.22%
Amazon.com, Inc.[1]	2,313	5,722
Chipotle Mexican Grill, Inc.[1]	3,400	2,987
NIKE, Inc., Class B	27,605	2,407
EssilorLuxottica (ADR)	14,080	866
YUM! Brands, Inc.	6,580	569
Darden Restaurants, Inc.	4,900	362
		12,913

Energy 2.67%
Chevron Corp.	34,940	3,215
EOG Resources, Inc.	24,900	1,183
ConocoPhillips	22,985	968
TC Energy Corp.	13,700	635
Enbridge Inc.	19,800	607
		6,608

Utilities 2.05%
Sempra Energy	13,320	1,650
CMS Energy Corp.	20,500	1,170
Exelon Corp.	28,600	1,060
NextEra Energy, Inc.	2,600	601
AES Corp.	44,000	583
		5,064
Materials 1.44%
Linde PLC	9,806	1,804
Barrick Gold Corp.	40,000	1,029
Sherwin-Williams Co.	1,370	735
		3,568

Total common stocks (cost: $136,999,000)		228,678

Short-term securities 7.43%
Money market investments 7.43%
Capital Group Central Cash Fund 0.52%[2]	183,708	18,376

Total short-term securities (cost: $18,374,000)		18,376
Total investment securities 99.85% (cost: $155,373,000)		247,054
Other assets less liabilities 0.15%		363

Net assets 100.00%		$247,417

4	Capital Group U.S. Equity Fund

[1]	Security did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at 4/30/2020.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

Capital Group U.S. Equity Fund	5

Financial statements

Statement of assets and liabilities		unaudited
at April 30, 2020	(dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $155,373)		$247,054
Cash		40
Receivables for:
Sales of fund’s shares	$134
Services provided by related parties	9
Dividends	289	432
		247,526
Liabilities:
Payables for:
Purchases of investments	10
Repurchases of fund’s shares	3
Investment advisory services	82
Non-U.S. taxes	14	109
Net assets at April 30, 2020		$247,417

Net assets consist of:
Capital paid in on shares of beneficial interest		$151,978
Total distributable earnings		95,439
Net assets at April 30, 2020		$247,417

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (10,376 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class M	$247,417	10,376	$23.85

See notes to financial statements.

6	Capital Group U.S. Equity Fund

Statement of operations for the six months ended April 30, 2020	unaudited (dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $43)			$2,187
Fees and expenses*:
Investment advisory services	$524
Trustees’ compensation	18
Legal	15
Other	—	*
Total fees and expenses before reimbursements	557
Less miscellaneous fee reimbursements	33
Total fees and expenses after reimbursements			524
Net investment income			1,663

Net realized gain and unrealized depreciation:
Net realized gain (loss) on:
Investments in unaffiliated issuers	3,531
Currency transactions	(1)		3,530
Net unrealized depreciation on:
Investments in unaffiliated issuers			(3,183)
Net realized gain and unrealized depreciation			347

Net increase in net assets resulting from operations			$2,010

*	Amount less than one thousand.

See notes to financial statements.

Capital Group U.S. Equity Fund	7

Statements of changes in net assets
	(dollars in thousands)

	Six months ended April 30, 2020*	Year ended October 31, 2019
Operations:
Net investment income	$1,663	$3,469
Net realized gain	3,530	8,243
Net unrealized (depreciation) appreciation	(3,183)	26,011
Net increase in net assets resulting from operations	2,010	37,723

Distributions paid to shareholders	(9,422)	(17,919)

Net capital share transactions	10,504	1,163

Total increase in net assets	3,092	20,967

Net assets:
Beginning of period	244,325	223,358
End of period	$247,417	$244,325

*	Unaudited.

See notes to financial statements.

8	Capital Group U.S. Equity Fund

Notes to financial statements	unaudited

1. Organization

Capital Group U.S. Equity Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. On September 16, 2019, the fund’s board approved the reorganization of Capital Group U.S. Equity Fund (the “predecessor fund”) into a new Delaware statutory trust. On November 8, 2019, the fund acquired the assets and assumed the liabilities of the predecessor fund. The fund’s fiscal year ends on October 31. The fund seeks to provide prudent growth of capital and conservation of principal.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of the fund is generally determined as of approximately 4:00 p.m.

New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Capital Group U.S. Equity Fund	9

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At April 30, 2020, all of the fund’s investments were classified as Level 1.

10	Capital Group U.S. Equity Fund

4. Risk factors

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2020, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend income is recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Capital Group U.S. Equity Fund	11

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses and capital losses related to sales of certain securities within 30 days of purchase. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2019, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$255
Undistributed long-term capital gains	7,783

As of April 30, 2020, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$93,570
Gross unrealized depreciation on investments	(1,940)
Net unrealized appreciation on investments	91,630
Cost of investments	155,424

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended April 30, 2020			Year ended October 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class M	$1,629	$7,793	$9,422	$3,495	$14,424	$17,919

6. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s share, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. For the services it provides to the fund, CRMC receives a unified management fee of 0.425% of the daily net assets of the fund. Out of the fund’s unified management fee CRMC pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees) and extraordinary expenses, such as litigation expenses. These expenses, which are not paid by CRMC from the unified management fee, are paid by the fund, which are currently reimbursed by CRMC.

Miscellaneous fee reimbursement — Expense limitations have been imposed through at least January 1, 2021, to limit the share class’s total annual operating expense to 0.425% as a percentage of daily net assets. For the period ended April 30, 2020, CRMC reimbursed miscellaneous fees of $33,000 for the fund.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees

12	Capital Group U.S. Equity Fund

were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended April 30, 2020, the fund engaged in such purchase and sale transactions with related funds in the amounts of $1,326,000 and $1,003,000, respectively, which generated $60,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended April 30, 2020.

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales		Reinvestments of distributions		Repurchases		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2020
Class M	$14,552	612	$9,172	373	$(13,220)	(552)	$10,504	433
Year ended October 31, 2019
Class M	$14,574	640	$15,402	762	$(28,813)	(1,262)	$1,163	140

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $27,810,000 and $29,792,000, respectively, during the six months ended April 30, 2020.

Capital Group U.S. Equity Fund	13

Financial highlights

		Income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements[3]	Ratio of expenses to average net assets after reimbursements[2,3]	Ratio of net income to average net assets[2]
4/30/2020[4,5]	$24.57	$.16	$.07	$.23	$(.16)	$(.79)	$(.95)	$23.85	.79%[6]	$247	.45%[7]	.43%[7]	1.35%[7]
10/31/2019	22.78	.34	3.27	3.61	(.35)	(1.47)	(1.82)	24.57	17.65	244	.45	.42	1.49
10/31/2018	22.95	.34	.85	1.19	(.29)	(1.07)	(1.36)	22.78	5.30	223	.44	.43	1.45
10/31/2017	19.78	.32	4.02	4.34	(.31)	(.86)	(1.17)	22.95	22.76	236	.53	.52	1.52
10/31/2016	19.88	.33	.55	.88	(.30)	(.68)	(.98)	19.78	4.58	210	.66	.65	1.68
10/31/2015	20.11	.26	.46	.72	(.24)	(.71)	(.95)	19.88	3.75	198	.67	.65	1.31

	Six months ended April 30,	Year ended October 31,
	2020[4,5,6]	2019	2018	2017	2016	2015
Portfolio turnover rate for all share classes[8]	12%	16%	22%	19%	31%	29%

[1]	Based on average shares outstanding.
[2]	This column reflects the impact, if any, of certain reimbursements from CRMC.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

See notes to financial statements.

14	Capital Group U.S. Equity Fund

Expense example	unaudited

As a shareholder of the fund, you incur ongoing costs, including management fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2019, through April 30, 2020).

Actual expenses:

The first line in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Shareholders of the fund may be subject to an additional fee charged by CRMC’s Capital Group Private Client Services division for the ongoing services provided to the shareholder. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees. Note that the expenses shown in the table are meant to highlight your ongoing costs only. The second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 11/1/2019	Ending account value 4/30/2020	Expenses paid during period*	Annualized expense ratio
Capital Group U.S. Equity Fund
Actual return	$1,000.00	$1,007.88	$2.15	.43
Assumed 5% return	1,000.00	1,022.73	2.16	.43

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

Capital Group U.S. Equity Fund	15

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an initial term through July 31, 2021. The board determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large complex of funds. The board considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board concluded that the nature, extent and quality of the services provided by CRMC should benefit the fund and its shareholders.

2. Investment results

The board considered the investment results of the predecessor fund and the manner in which CRMC proposed to manage the fund in light of its objective. They also considered the proposed investment policies and restrictions on the fund, and CRMC’s experience in managing similar funds. The board also noted that CRMC has provided satisfactory results to shareholders of the predecessor fund. On the basis of this evaluation and the board’s ongoing review of investment results and considering the relative market conditions during certain of the reporting periods, the board concluded that CRMC’s record in managing the predecessor fund indicated that its management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board reviewed the proposed agreement that the fund pay CRMC a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the fund, other than brokerage expenses, taxes, interest, fees and expenses of the fund’s independent trustees (including expenses of their independent legal counsel) and extraordinary expenses, such as litigation expenses. Under the unified management fee structure, CRMC is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping and shareholder services for the fund, or arranging for and supervising third parties that provide such services.

The board believes the unified management fee structure benefits shareholders of the fund because, as the unified fee for the fund cannot be increased without a vote of its shareholders, the structure shifts to CRMC the risk of future increases in the fund’s operating costs and provides a direct incentive to minimize administrative inefficiencies. In addition, the structure allows shareholders to more easily compare the total expenses of the fund with the total expenses of similar funds managed by other investment advisers. The board also compared the total expenses of the fund to the total expenses of funds managed by other funds managed by CRMC with similar investment objectives and strategies.

The board noted that, although the fees paid by CRMC clients with separately managed accounts generally were lower than those to be paid by the fund, the differences appropriately reflected the significant investment, operational and regulatory differences between advising the fund and separately managed accounts. The board concluded that the fund’s cost structure was fair and reasonable in relation to the services to be provided, and that the shareholders should receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the funds, including possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles and accounts. The board reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the fund, and since that time has undertaken to bear the cost of obtaining such research. The board took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

16	Capital Group U.S. Equity Fund

5. Adviser financial information

The board reviewed information regarding CRMC’s costs of providing services to the fund, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the estimated profitability of the investment adviser and its affiliates. The board also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board concluded that the fund’s proposed advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Capital Group U.S. Equity Fund	17

Liquidity Risk Management Program

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period December 1, 2018, through September 30, 2019. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

18	Capital Group U.S. Equity Fund

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Capital Group U.S. Equity Fund	19

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20	Capital Group U.S. Equity Fund

Office of the fund

6455 Irvine Center
Drive Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus, which can be obtained from Capital Research and Management Company by calling (800) 266-9532 and should be read carefully before investing.

Capital Group Private Client Services files a complete list of its portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website (www.sec.gov). Additionally, the list of portfolio holdings is available by calling your relationship manager at (800) 266-9532.

The proxy voting procedures and policies of Capital Group U.S. Equity Fund — which describe how we vote proxies relating to portfolio securities — are available upon request by calling your relationship manager at (800) 266-9532. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC website or by calling your relationship manager.

Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2020 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment

Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROUP U.S. EQUITY FUND

By __/s/ John S. Armour____________________
John S. Armour, President and Principal Executive Officer

Date: June 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ John S. Armour_________________
John S. Armour, President and Principal Executive Officer

Date: June 30, 2020

By ___/s/ Gregory F. Niland __________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: June 30, 2020